Financial risk management - Estimation of fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	$ 53,544	$ 26,096
Financial liabilities, at FVPL | Level 2
Financial risk management
Financial liabilities	7,749	12,166
Financial liabilities, at FVPL | Level 3
Financial risk management
Financial liabilities	45,795	13,930
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	53,544	26,096
Financial liabilities, at FVPL | Derivatives | Level 2
Financial risk management
Financial liabilities	7,749	12,166
Financial liabilities, at FVPL | Derivatives | Level 3
Financial risk management
Financial liabilities	45,795	13,930
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets	17,240	23,132
Financial assets, at FVOCI | Equity financial assets | Level 1
Financial risk management
Financial assets	17,240	23,132
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	1,597	2,769
Financial assets, at FVPL | Equity financial assets | Level 3
Financial risk management
Financial assets	1,597	2,769
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	78,143	82,040
Financial assets, at FVPL | Derivatives | Level 2
Financial risk management
Financial assets	17,935	16,475
Financial assets, at FVPL | Derivatives | Level 3
Financial risk management
Financial assets	60,208	65,565
Financial assets, at FVPL and FVOCI
Financial risk management
Financial assets	96,980	107,941
Financial assets, at FVPL and FVOCI | Level 1
Financial risk management
Financial assets	17,240	23,132
Financial assets, at FVPL and FVOCI | Level 2
Financial risk management
Financial assets	17,935	16,475
Financial assets, at FVPL and FVOCI | Level 3
Financial risk management
Financial assets	$ 61,805	$ 68,334